UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21601

PIMCO Floating Rate Strategy Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:	212-739-3371

Date of fiscal year end:	July 31, 2009

Date of reporting period:	October 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Floating Rate Strategy Fund Schedule of Investments

October 31, 2008 (unaudited)

Principal
Amount
(000)		Value*
SENIOR LOANS (a)(c)—68.0%
Advertising—1.0%
	PagesJaunes Groupe S.A.,
€2,000	6.876%, 1/11/14, Term A	$1,421,624
€2,180	7.376%, 1/11/15, Term B (b)	1,166,703
€2,180	7.876%, 1/11/16, Term C (b)	1,170,158
	West Corp.,
$2,340	4.733%, 10/23/13	1,514,879
249	5.375%, 10/24/13 (b)	161,428
299	5.594%, 10/23/13	193,714
1,496	5.594%, 10/23/13 (b)	968,570
1,496	5.65%, 10/24/13	968,570
		7,565,646
Aerospace—0.4%
	Firth Rixson PLC (b),
1,400	5.803%, 11/20/15, Term B	1,197,000
1,400	6.303%, 11/20/16, Term C	1,197,000
1,250	TransDigm Group, Inc., 5.21%, 6/23/13, Term B	957,813
		3,351,813
Airlines—0.2%
2,147	Northwest Airlines Corp., 5.00%, 12/31/10 (b)	1,747,427

Apparel & Textiles—0.3%
	Hanesbrands, Inc., Term B,
571	5.266%, 10/15/13	488,333
126	5.454%, 10/15/13	107,586
	Simmons Co., Term C (b),
810	4.875%, 12/19/11	574,998
234	4.938%, 12/19/11	166,195
135	5.00%, 12/19/11	95,515
468	5.25%, 12/19/11	332,391
108	5.75%, 12/19/11	76,412
538	6.375%, 12/19/11	382,058
156	6.50%, 12/19/11	110,797
54	6.938%, 12/19/11	38,206
		2,372,491
Automotive—0.2%
793	Ford Motor Corp., 7.59%, 12/16/13, Term B	440,424
2,447	General Motors Corp., 5.795%, 11/29/13	1,353,311
		1,793,735
Automotive Products—2.5%
8,302	Affinia Group, 6.42%, 11/30/11, Term B (b)	5,936,243
	Allison Transmission, Inc.,
5	4.38%, 8/7/14	3,142
26	4.71%, 8/7/14	17,834
20	5.24%, 8/7/14	13,825
5	5.75%, 8/7/14	3,142
	Cooper Standard Automotive, Inc.,
2,321	6.313%, 12/31/11, Term B	1,619,035
5,800	6.313%, 12/31/11, Term C	4,045,313

Principal
Amount
(000)		Value*
Automotive Products (continued)
	Delphi Corp. (b),
$500	7.25%, 12/31/08	$430,000
8,000	8.50%, 12/31/08	5,080,000
3,000	Goodyear Tire & Rubber Co., 4.78%, 4/30/14, Term B	2,135,001
		19,283,535
Banking—0.7%
	Aster Co., Ltd. (b),
3,637	6.126%, 9/19/13, Term B	2,282,461
2,214	6.126%, 9/19/14, Term C	1,389,340
€1,800	7.542%, 9/19/13, Term B	1,455,088
		5,126,889
Chemicals—2.3%
	Brenntag AG,
€102	7.136%, 12/23/13 (b)	101,199
€1,529	7.136%, 12/23/13	1,515,741
€1,000	7.163%, 12/23/13 (b)	951,038
€1,000	7.163%, 12/23/13, Term B (b)	951,038
	Chart Industries,
$2,667	5.25%, 10/14/12, Term B (b)	2,226,667
1,317	Georgia Gulf Corp., 9.045%, 10/3/13	1,055,055
	INEOS Group Ltd.,
308	5.727%, 10/7/12, Term A	173,105
3,077	5.952%, 10/7/12, Term A	1,731,046
1,883	5.952%, 10/7/13, Term B	1,016,098
1,883	6.452%, 10/7/14, Term C	1,031,078
2,309	Innophos, Inc., 6.762%, 8/13/10, Term B (b)	1,985,818
4,656	KRATON Polymers Group LLC, 5.313%, 5/12/13 (b)	3,600,494
€1,608	MacDermid, Inc., 7.389%, 4/12/14 (b)	1,534,036
		17,872,413
Commercial Products—0.5%
$2,598	Alliance Laundry Holdings LLC, 5.30%, 1/27/12, Term B (b)	2,052,641
	iPayment, Inc. (b),
531	5.118%, 12/27/12	411,465
1,012	5.762%, 12/27/12	784,669
383	6.359%, 12/27/12	296,456
		3,545,231
Commercial Services—0.6%
	ARAMARK Corp.,
738	2.29%, 1/26/14, Term LC	619,465
4,616	5.637%, 1/26/14, Term B	3,876,021
		4,495,486
Computer Services—0.5%
4,613	SunGard Data Systems, Inc., 4.138%, 2/11/13 (b)	3,555,420

Principal
Amount
(000)		Value*
Computer Software—1.8%
	Infor Global Solutions (b),
$1,481	6.52%, 7/28/12	$936,891
1,030	7.52%, 7/28/12	651,712
230	7.52%, 8/1/12	145,595
660	7.52%, 8/1/12, Term DD	417,348
€3,074	8.139%, 8/1/12, Term EU	2,436,027
$6,590	Thomson Learning, Inc., 5.62%, 7/5/14, Term B	4,946,164
7,000	Trilogy International, Inc., 7.262%, 6/22/12 (b)	4,200,000
		13,733,737
Consumer Products—2.3%
6,478	Education Management Corp., 5.563%, 2/13/14, Term B	4,566,947
	Jarden Corp., Term B,
5,936	5.512%, 1/24/12	4,860,135
2,963	6.262%, 1/24/12	2,479,245
	National Mentor, Inc. (b),
40	5.32%, 6/29/13	33,634
2,612	5.77%, 6/29/13, Term B	2,206,803
3,000	6.98%, 6/29/12	2,535,000
	Pinnacle Foods, Term B (b),
1,722	5.60%, 3/30/14	1,250,392
14	6.803%, 3/30/14	10,019
215	6.803%, 4/2/14	156,160
		18,098,335
Consumer Staples—0.1%
1,000	Wm. Wrigley Jr. Co., 7.75%, 10/6/14	950,250

Containers & Packaging—1.7%
	Graham Packaging Holdings Co., Term B,
1,773	4.813%, 10/7/11	1,451,750
657	5.50%, 10/7/11	537,685
25	6.063%, 10/7/11 (b)	20,163
2,396	6.313%, 10/7/11	1,962,551
	Graphic Packaging International Corp.,
284	5.259%, 5/3/14 (b)	232,534
626	5.259%, 5/3/14	512,986
284	5.535%, 5/3/14 (b)	233,175
1,224	5.883%, 5/3/14	1,003,374
400	6.635%, 5/3/14	327,807
	JSG Packaging Ltd.,
€45	6.273%, 11/29/12, Term A (b)	41,053
€91	6.374%, 1/12/14, Term C (b)	75,822
€11	6.491%, 11/29/12 (b)	10,169
€211	6.491%, 11/29/12, Term A (b)	193,525
€294	6.524%, 11/29/12, Term A (b)	270,331
€101	6.604%, 1/12/14, Term C	84,249
€332	6.621%, 11/29/12, Term A (b)	305,069
€91	6.648%, 1/12/13, Term B	73,636
€31	6.648%, 11/29/13, Term B (b)	25,214
€207	6.839%, 1/12/13, Term B	167,824
€413	6.848%, 1/12/13, Term B	334,001
€13	6.898%, 1/12/14, Term C (b)	11,153

Principal
Amount
(000)		Value*
Containers & Packaging (continued)
€120	6.898%, 1/12/14, Term C	$100,296
€461	6.898%, 2/18/15, Term C	384,604
€152	6.899%, 1/12/13, Term B	122,901
€715	6.996%, 2/18/14, Term B	578,735
€445	7.098%, 1/12/14, Term C	371,693
€281	7.22%, 1/12/13, Term B	227,408
€109	7.22%, 11/29/13, Term B	88,314
€182	7.243%, 1/12/14, Term C	152,343
€121	7.246%, 11/29/14, Term C (b)	101,093
€141	7.267%, 11/29/14, Term C (b)	117,942
€188	7.443%, 1/12/14, Term C	157,102
€136	7.47%, 11/29/14, Term C	113,904
	Smurfit-Stone Container,
$911	3.826%, 11/1/10	724,533
526	4.813%, 11/1/11, Term B	417,853
1,341	4.813%, 11/1/11, Term C	1,066,432
392	5.125%, 11/1/10, Term C	311,792
193	5.125%, 11/1/11, Term B	153,674
416	5.125%, 11/1/11, Term C	330,802
		13,395,492
Diversified Manufacturing—1.5%
3,239	Bombardier, Inc., 7.01%, 6/26/13, Term B (b)	2,242,930
9,056	Grant Forest Products, 11.25%, 9/16/13 (b)	4,188,368
	KION Group GmbH (b),
3,000	5.118%, 12/20/14, Term B	1,863,000
3,000	5.618%, 12/20/15, Term C	1,863,000
	Linpac Mouldings Ltd. (b),
1,016	6.262%, 4/16/12, Term B	705,914
1,277	6.762%, 4/16/12, Term C	887,616
		11,750,828
Drugs & Medical Products—2.4%
	Bausch & Lomb, Inc.,
130	7.012%, 4/26/15	105,517
3,010	7.012%, 4/26/15, Term B	2,443,461
	Mylan Laboratories, Inc., Term B,
21	6.625%, 10/2/14 (b)	18,347
2,201	6.625%, 10/2/14	1,900,748
1,225	6.75%, 10/2/14 (b)	1,057,873
4,988	7.063%, 10/2/14	4,306,831
	Nycomed Holdings (b),
€2,236	7.423%, 12/20/15, Term B	1,467,591
€1,704	7.423%, 12/29/16, Term B	1,118,008
€1,704	8.173%, 12/20/15, Term C	1,156,409
€2,236	8.173%, 12/29/16, Term C	1,517,480
$950	Stiefel Laboratories, Inc., 7.00%, 1/10/14 (b)	774,517
	Warner Chilcott PLC,
2,271	5.762%, 1/18/12, Term B	1,876,882
852	5.762%, 1/18/12, Term C	704,225
		18,447,889

Principal
Amount
(000)		Value*
Electronics—0.1%
	Sensata Technologies, Inc. (b),
€992	4.912%, 4/27/13	$994,120
€3	6.738%, 4/27/13	2,547
		996,667
Energy—1.9%
	Alon USA Energy, Inc. (b),
$1,189	5.06%, 6/8/13	986,753
649	5.06%, 6/8/13, Term DD	538,344
4,000	5.469%, 6/8/13	3,320,000
4,896	Headwaters, Inc., 8.27%, 4/30/11, Term B (b)	4,455,747
	Longview Power (b),
267	3.663%, 2/28/13, Term LC	192,889
800	5.125%, 2/28/14, Term B	578,666
933	5.75%, 2/28/14, Term DD	675,111
2,500	NRG Energy Holding, 3.762%, 2/1/13	2,177,082
	Targa Resources, Inc.,
774	3.762%, 10/31/11	591,407
32	5.762%, 10/31/12, Term B	24,642
1,323	5.975%, 10/31/12, Term B	1,010,911
		14,551,552
Entertainment—2.1%
12,592	MGM Studios, 7.012%, 4/8/12, Term B	6,366,748
	Revolution Studios LLC (b).
553	5.62%, 12/21/12, Term A	458,637
4,078	6.87%, 12/21/14, Term B	3,384,865
	Warner Music Group, Inc., Term B,
1,979	3.768%, 2/28/11	1,602,746
1,666	4.81%, 2/28/11 (b)	1,349,545
1,666	4.81%, 2/28/11	1,349,545
698	5.188%, 2/28/11 (b)	565,151
1,094	5.541%, 2/28/11	886,201
555	5.834%, 2/28/11	449,849
		16,413,287
Financial Services—4.6%
3,500	Bearingpoint, Inc., 7.842%, 5/18/12 (b)	1,575,000
3,358	Chrysler Financial Corp., 6.82%, 8/3/12	2,302,740
	FCI S.A., Term B (b),
484	4.331%, 3/9/13	391,870
3,305	4.331%, 3/8/14	2,676,663
	First Data Corp.,
618	5.948%, 9/24/14, Term B	457,575
462	6.025%, 9/24/14	342,288
4,925	6.025%, 9/24/14, Term B	3,637,785
397	6.512%, 9/24/14, Term B	293,104
	Fresenius SE (b),
1,751	7.00%, 8/20/13	1,636,743
3,249	7.00%, 8/22/14	3,038,256

Principal
Amount
(000)		Value*
Financial Services (continued)
$1,995	Lender Processing Services, Inc., 5.618%, 6/18/14 (b)	$1,835,400
1,260	Nielson Finance, 4.388%, 8/9/13, Term B	918,604
	Nuveen Investments,
5,184	6.118%, 11/13/14, Term B	2,989,203
1,296	6.259%, 11/1/14 (b)	747,301
231	6.274%, 11/1/14 (b)	133,082
3,240	6.769%, 11/1/14, Term B	1,868,252
	One (b),
€3,250	7.254%, 2/4/16, Term B	3,317,538
€3,250	7.754%, 2/4/17, Term C	3,317,537
	Universal City,
$196	6.00%, 6/9/11 (b)	168,959
411	6.00%, 6/9/11	353,124
147	7.59%, 6/9/11, Term B (b)	126,719
246	7.82%, 6/9/11, Term B	211,198
3,000	Yell Finance BV, 6.118%, 2/10/13	2,070,000
€1,500	YellowBrix, Inc., 9.007%, 6/4/17 (b)	1,512,160
		35,921,101
Food Services—1.5%
	Arby’s Restaurant Group, Inc., Term B,
$491	4.93%, 7/25/12	368,542
506	5.25%, 7/25/12	379,778
1,948	5.715%, 7/25/12	1,460,686
4,344	5.758%, 7/25/12	3,258,024
1,850	6.012%, 7/25/12	1,387,293
	Michael Foods, Inc., Term B (b),
2,864	4.845%, 11/21/10	2,534,227
195	5.194%, 11/21/10	172,961
3,448	Sturm Foods, Inc., 6.00%, 1/30/14 (b)	2,180,544
		11,742,055
Healthcare & Hospitals—5.3%
7,870	Biomet, Inc., 6.762%, 3/25/15, Term B	6,868,542
	Capio AB (b),
€266	7.165%, 3/8/15, Term B	260,527
€904	7.165%, 3/8/16, Term C	885,284
€674	7.290%, 3/8/15, Term B	664,102
€266	7.290%, 3/8/16, Term C	262,046
	Community Health Systems, Inc.,
$1,531	4.018%, 7/25/14	1,230,637
2,901	5.06%, 7/25/14, Term B	2,331,756
603	5.973%, 7/25/14, Term B (b)	484,567
	DaVita, Inc., Term B,
1,786	4.20%, 10/5/12	1,556,698
105	4.32%, 10/5/12	91,692
35	5.22%, 10/5/12	30,564
210	5.27%, 10/5/12	183,384
259	5.27%, 10/5/12 (b)	225,745
1,088	5.39%, 10/5/12	948,521
105	6.32%, 10/5/12	91,692

Principal
Amount
(000)		Value*
Healthcare & Hospitals (continued)
$10,812	HCA, Inc., 6.012%, 11/18/13, Term B	$8,950,047
	HealthSouth Corp.,
80	4.27%, 3/10/13 (b)	66,321
4,136	4.27%, 3/10/13	3,436,804
€3,000	ISTA, 8.872%, 6/15/16	1,708,064
$2,449	MultiPlan, Inc., 5.625%, 4/12/13, Term B (b)	1,928,719
	Psychiatric Solutions, Inc., Term B (b),
2,511	3.928%, 7/7/12	2,062,275
1,640	4.868%, 7/7/12	1,346,669
5,192	Renal Advantage, Inc., 5.319%, 10/6/12, Term B (b)	3,868,322
	United Surgical (b),
95	4.941%, 4/18/14, Term DD	65,185
5	5.53%, 4/19/14, Term B	3,315
780	5.55%, 4/19/14, Term B	534,434
45	5.93%, 4/18/14, Term DD	30,935
872	6.19%, 4/18/14	597,363
166	6.19%, 4/19/14, Term DD	113,798
		40,828,008
Hotels/Gaming—1.6%
693	CCM Merger, Inc., 4.815%, 7/21/12, Term B (b)	426,139
	Harrah’s Entertainment, Inc.,
6,368	6.535%, 1/28/15	4,383,368
97	6.762%, 1/28/15	67,092
487	Las Vegas Sands Corp., 5.52%, 5/23/14	279,968
	MotorCity Casino, Term B (b),
5,973	4.808%, 7/21/12	3,673,116
1,732	4.811%, 7/21/12	1,065,346
4,851	Wimar OPCO LLC, 8.25%, 1/3/12, Term B	2,251,569
		12,146,598
Household Products—0.3%
	Springer S.A. (b),
1,962	6.138%, 9/16/11, Term B	1,378,423
840	6.513%, 7/22/12	590,266
840	6.513%, 9/16/12, Term C	590,265
		2,558,954
Leasing—0.3%
	Rental Service Corp.,
444	7.61%, 11/21/13 (b)	273,944
1,328	7.71%, 11/21/13 (b)	819,915
2,218	7.71%, 11/30/13	1,369,720
		2,463,579
Manufacturing—2.5%
1,000	Boc Group, Inc., 8.56%, 11/30/14 (b)	495,000
4,141	Bombardier, Inc., 5.35%, 6/26/13, Term B (b)	2,867,544
	Dresser-Rand Group, Inc., Term T,
5,570	5.057%, 5/4/14	4,053,638
254	5.368%, 5/4/14	184,753

Principal
Amount
(000)		Value*
Manufacturing (continued)
	Lucite International Ltd., (b),
$2,171	5.37%, 5/26/13, Term B	$1,970,539
769	5.37%, 5/26/13, Term DD	612,552
5,925	Polypore, Inc., 5.39%, 5/15/14 (b)	4,621,500
313	TPF Generation, 3.662%, 12/15/13 (b)	264,039
6,078	Xerium Technologies, Inc., 9.262%, 5/18/12, Term B (b)	4,497,916
		19,567,481
Multi-Media—8.5%
7,298	American Media Operations, Inc., 7.56%, 1/30/13 (b)	4,907,709
1,222	Atlantic Broadband, Inc., 6.02%, 8/9/12, Term B (b)	1,118,146
25	Cablevision Systems Corp., 4.569%, 3/30/13, Term B	21,685
	Casema NV (b),
€531	7.004%, 9/12/14	550,525
€819	7.004%, 9/12/14, Term B	856,716
€1,350	7.504%, 9/12/14, Term C	1,405,551
$7,000	Charter Communications, 5.301%, 9/6/14	5,270,783
	CMP Susqhuhanna Corp., Term B (b),
949	3.986%, 5/5/13	426,897
1,897	5.249%, 5/5/13	853,794
	CSC Holdings, Inc.,
4,704	4.569%, 3/30/13, Term B	4,088,959
3,000	9.75%, 7/8/13 (b)	2,520,000
4,489	Insight Communications, 7.77%, 4/21/15 (b)	3,710,701
€2,700	Kabel, 8.227%, 3/22/14, Term C (b)	2,696,193
$1,091	Macrovision, 7.48%, 5/2/13 (b)	992,727
	Macrovision Solutions Corp. (b),
545	7.25%, 4/30/13	496,364
359	7.48%, 4/30/13	326,359
4,925	MGM Studios, 7.012%, 4/8/12, Term B	2,490,203
3,687	NTL Investment, 5.834%, 1/6/13, Term B	2,553,074
€5,200	ProSieben Sat.1 Media AG, 6.845%, 5/9/15 (b)	3,646,010
	Seven Media Group, Term T,
AUD7,150	9.485%, 2/7/13	3,125,153
AUD1,733	10.51%, 2/7/13	757,613
$1,995	Source Media, Inc., 8.77%, 11/8/11, Term B (b)	1,346,652
€4,300	Telediffusion De France, 7.00%, 1/19/14 (b)	4,498,410
$1,391	Thomas Media, 8.77%, 11/8/11, Term B (b)	939,022
1,963	Time Warner Cable, Inc., 5.12%, 1/7/13, Term B (b)	1,609,515
	Univision Communications, Inc.,
9,750	4.608%, 9/15/14, Term B	5,299,125
1,541	4.858%, 3/15/09	1,352,227
2,500	Weather Channel, 7.25%, 7/25/15 (b)	2,327,082
	Young Broadcasting, Inc. (b),
2,250	5.25%, 5/2/12, Term B	1,488,079
6,878	5.25%, 11/3/12, Term B	4,548,073
71	6.313%, 11/3/12	47,157
		66,270,504

Principal
Amount
(000)		Value*
Oil & Gas—1.1%
	Big West Oil LLC (b),
$1,375	5.25%, 5/2/14	$928,125
1,094	5.25%, 5/2/14, Term B	738,281
	Oxbow Carbon & Minerals LLC (b),
202	5.762%, 5/4/14	146,764
3,427	5.762%, 5/4/14, Term B	2,484,295
326	5.762%, 5/4/14, Term DD	236,170
1,995	Quicksilver Resources, Inc., 7.75%, 8/5/13 (b)	1,640,888
2,500	Vulcan Energy, 6.25%, 8/12/11 (b)	2,187,500
		8,362,023
Paper/Paper Products—0.8%
	Georgia-Pacific Corp., Term B,
6,516	4.567%, 12/20/12	5,428,210
506	4.868%, 12/20/12	421,527
669	5.512%, 12/20/12	557,354
		6,407,091
Printing/Publishing—1.3%
212	Idearc, Inc., 5.12%, 11/17/14	91,703
	RH Donnelley Corp.,
36	6.75%, 6/30/11	23,499
2,446	6.75%, 6/30/11, Term D	1,599,140
179	7.17%, 6/30/11, Term D	117,196
261	7.52%, 6/30/11, Term D	170,484
€3,395	Seat Pagine Gialle SpA, 4.607%, 6/8/12, Term A (b)	3,053,870
	Tribune Co.,
$4,975	6.50%, 6/4/14, Term B (b)	1,840,703
4,151	7.084%, 6/4/09, Term X	3,266,946
		10,163,541
Recreation—2.1%
	Amadeus Global Travel,
1,695	4.85%, 4/8/13, Term B (b)	940,591
3,336	4.85%, 4/8/13, Term B	1,920,299
1,695	5.35%, 4/8/14, Term C (b)	975,546
3,336	5.35%, 4/8/14, Term C	1,851,312
6,833	Cedar Fair L.P., 5.118%, 8/30/12	5,021,980
	Travelport,
5,925	5.368%, 8/23/13, Term DD	3,614,250
3,559	6.012%, 8/23/13	2,211,813
		16,535,791
Telecommunications—9.8%
	Alltel Corp.,
2,487	4.997%, 5/15/15	2,373,948
2,712	4.997%, 5/15/15, Term B	2,595,851
3,723	5.316%, 5/15/15, Term B	3,553,647
4,000	Brocade Communications Systems, Inc., 5.75%, 9/22/13 (b)	3,715,000

Principal
Amount
(000)		Value*
Telecommunications (continued)
	Centennial Cellular Communications Corp.,
$898	5.118%, 2/9/11	$772,363
3,370	5.762%, 2/9/11	2,898,493
	eircom Group PLC (b),
€3,700	6.379%, 8/15/14, Term B	2,973,420
€3,700	6.629%, 8/15/15, Term C	3,005,677
€2,000	8.754%, 2/15/16	1,293,412
$1,000	FairPoint Communications, Inc., 6.563%, 3/8/15 (b)	706,250
5,631	Hawaiian Telcom Communications, Inc., 6.262%, 6/1/14, Term C	3,069,066
	Integra Telecom, Inc., Term T (b),
2,515	7.06%, 8/31/13	1,691,224
1,886	7.219%, 8/31/13	1,268,418
3,006	8.012%, 8/31/13	2,021,436
	Intelsat Ltd.,
4,342	6.65%, 7/3/12	3,734,345
2,977	6.65%, 1/3/14	2,560,405
5,500	6.834%, 2/1/14	4,317,500
	Nordic Telephone Co. Holdings ApS,
€4,284	6.354%, 11/30/13, Term B	4,420,019
€5,130	6.604%, 11/30/14, Term C	5,317,435
$7,500	Qwest Corp., 6.95%, 6/30/10, Term B	7,087,500
€4,100	Telenet Bidco NV, 7.892%, 8/1/15, Term C (b)	4,276,184
	Telesat Canada, Inc.,
$85	5.58%, 10/22/14, Term DD	85,039
1,186	5.81%, 10/22/14 (b)	908,145
45	5.81%, 10/22/14, Term DD	34,734
142	5.89%, 10/31/14 (b)	108,543
452	6.28%, 10/22/14, Term B	346,407
4,942	6.42%, 10/22/14, Term B	3,784,885
1,649	6.52%, 10/31/14, Term B	1,262,720
435	6.77%, 10/22/14, Term DD	332,866
745	Verizon IDEARC, Inc., 5.77%, 11/17/14, Term B	321,455
€5,300	Weather Investments, 11.473%, 11/26/14 (b)	5,463,904
		76,300,291
Transportation—0.5%
$5,438	Fleetpride Corp., 6.262%, 6/6/13, Term B (b)	3,507,188

Utilities—1.8%
	AES Corp., Term B (b),
3,720	5.063%, 8/10/11	3,143,159
3,720	5.10%, 8/10/11	3,143,159
2,138	Midwest Generation LLC, 4.538%, 12/31/11, Term B (b)	1,823,007
	Texas Competitive Electric Holdings Co. LLC,
5,330	5.268%, 10/10/14, Term B	4,161,397
840	5.888%, 10/10/14	659,052
565	7.64%, 10/10/14	441,124
	TXU Tech,
749	5.268%, 10/10/14, Term B1	589,345
110	7.262%, 10/10/14	86,037
241	7.64%, 10/10/14	189,931
		14,236,211

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Waste Disposal—1.0%
	Allied Waste North America, Inc.,
$1,279	2.363%, 3/28/14		$1,223,308
82	2.69%, 3/28/14, Term B		78,532
1,088	2.83%, 3/28/14, Term B		1,041,244
570	3.56%, 3/28/14, Term B		545,413
	AVR-Bedrijven NV (b),
€467	6.754%, 3/1/14, Term B		458,895
€4,148	7.392%, 3/1/14		4,076,447
			7,423,839
Wholesale—0.9%
	Roundy’s, Inc., Term B,
$4,338	4.93%, 10/27/11		3,524,806
124	5.75%, 10/27/11 (b)		100,547
4,338	5.97%, 10/27/11 (b)		3,524,806
			7,150,159
Wire & Cable Products—1.0%
	UPC Broadband Holding BV,
€5,000	6.481%, 12/31/14		4,357,339
€4,345	6.481%, 12/31/14, Term M		3,786,436
			8,143,775
	Total Senior Loans (cost—$731,463,246)		528,776,312

CORPORATE BONDS & NOTES—15.2%
Airlines—0.1%
$884	JetBlue Airways Corp., 5.904%, 5/15/10, FRN	B3/B+	882,405

Apparel & Textiles—0.8%
8,600	Hanesbrands, Inc., 6.508%, 12/15/14, FRN	B2/B	5,880,250

Automotive Products—1.1%
9,000	Goodyear Tire & Rubber Co., 6.678%, 12/1/09, FRN	Ba3/BB-	8,291,250

Banking—1.5%
	Bank of America Corp., (g),
5,000	8.00%, 1/30/18	A1/A	3,752,815
500	8.125%, 5/15/18	A1/A	388,090
1,400	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Aa3/A	1,052,222
£3,911	Royal Bank of Scotland PLC, 9.370%, 4/6/11, FRN (f)	NR/NR	5,679,397
$700	UBS AG, 4.833%, 7/1/10	NR/NR	700,695
			11,573,219
Building/Construction—0.6%
€7,000	Grohe Holding GmbH, 8.193%, 1/15/14, FRN	B2/B	4,926,377

Chemicals—0.2%
€2,000	Rhodia S.A., 8.068%, 10/15/13, FRN (a)(d)	B1/BB	1,635,785

Commercial Services—0.4%
$4,500	ARAMARK Corp., 6.301%, 2/1/15, FRN	B3/B	3,240,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Containers & Packaging—0.2%
$3,000	Berry Plastics Holding Corp., 6.694%, 9/15/14, FRN	Caa1/CCC+	$1,635,000

Diversified Manufacturing—0.6%
€4,500	Bombardier, Inc., 8.09%, 11/15/13, FRN (a)(d)	Ba2/BB+	4,479,389

Drugs & Medical Products—0.3%
$3,500	Universal Hospital Services, Inc., 6.303%, 6/1/15, FRN	B3/B+	2,397,500

Electronics—0.1%
3,300	Spansion LLC, 5.935%, 6/1/13, FRN (a)(d)	B2/B	726,000

Financial Services—3.3%
3,500	Chukchansi Economic Dev. Auth., 6.328%, 11/15/12, FRN (a)(b)(d)	B2/B+	1,872,500
5,500	Citigroup, Inc., 8.40%, 4/30/18 (g)	A2/A	3,829,925
5,500	JPMorgan Chase & Co., 7.90%, 4/30/18 (g)	A1/A	4,468,893
2,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (j)	Caa2/NR	9,375
1,400	Merrill Lynch & Co., Inc., 6.875%, 4/25/18	A2/A	1,246,368
2,000	Morgan Stanley, 4.904%, 5/14/10, FRN	A1/A+	1,841,176
	Universal City Florida Holding Co.,
9,000	7.551%, 5/1/10, FRN	B3/B-	6,705,000
2,000	8.375%, 5/1/10	B3/B-	1,490,000
5,500	Wells Fargo Capital XIII, 7.70%, 3/26/13 (g)	Aa2/AA-	4,501,976
			25,965,213
Hotels/Gaming—0.2%
4,672	Harrah’s Operating Co., Inc., 10.75%, 2/1/16 (a)(d)	Caa1/B+	1,541,760

Insurance—0.7%
3,450	American International Group, Inc., 8.25%, 8/15/18 (a)(d)	A3/AA-	1,423,291
	Residential Reins Ltd., FRN (a)(b)(d),
3,000	10.061%, 6/7/10	NR/BB	2,967,900
1,200	10.561%, 6/7/10	NR/BB+	1,179,120
			5,570,311
Metals & Mining—0.3%
3,150	Freeport-McMoRan Copper & Gold, Inc., 7.084%, 4/1/15, FRN	Ba2/BBB-	2,459,930

Multi-Media—0.4%
3,200	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba3/BB	3,016,000

Oil & Gas—0.6%
	SandRidge Energy, Inc.,
3,625	7.508%, 4/1/14, FRN	B3/B-	2,899,909
2,750	8.00%, 6/1/18 (a)(d)	B3/B-	1,842,500
			4,742,409
Paper/Paper Products—0.8%
10,500	Verso Paper Holdings LLC, 6.551%, 8/1/14, FRN	B2/B+	6,142,500

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Telecommunications—3.0%
$8,750	Hawaiian Telcom Communications, Inc., 8.486%, 5/1/13, FRN	Caa3/CCC-	$831,250
€6,000	Hellas Telecommunications Luxembourg V, 8.818%, 10/15/12, FRN	B1/B	3,994,360
€3,000	Nordic Telephone Co. Holdings ApS, 10.463%, 5/1/16, FRN (b)(d)	B2/B+	2,553,537
$9,150	Nortel Networks Ltd., 9.003%, 7/15/11, FRN	B3/B-	5,009,625
4,000	Qwest Corp., 6.069%, 6/15/13, FRN	Ba1/BBB-	2,920,000
6,500	TelCordia Technologies, Inc., 8.503%, 7/15/12, FRN (a)(b)(d)	B2/B	4,257,500
	Telesat Canada (a)(b)(d),
3,955	11.00%, 11/1/15	Caa1/B-	2,385,266
2,565	12.50%, 11/1/17	Caa1/B-	1,542,134
			23,493,672
	Total Corporate Bonds & Notes (cost—$184,536,137)		118,598,970

ASSET-BACKED SECURITIES—0.1%
493	CIT Group Home Equity Loan Trust, 3.529%, 6/25/33, FRN	Aaa/AAA	425,869
490	Salomon Brothers Mortgage Securities VII, Inc., 3.559%, 3/25/32, FRN	NR/AAA	470,012
	Total Asset-Backed Securities (cost—$983,416)		895,881

Shares
PREFERRED STOCK—0.1%
Automotive Products—0.1%
20,275	Dura Automotive Systems, Inc., 7.50% (e)(f)(i) (cost—$2,000,000)	NR/NR	669,075

COMMON STOCK—0.0%
Automotive Products—0.0%
81,383	Dura Automotive Systems, Inc. (f)(i) (cost—$1,317,433)		223,803

Principal
Amount
(000)
SHORT-TERM INVESTMENTS—16.6%
U.S. Treasury Bills (h)—7.6%
$58,700	0.10%-1.70%,11/28/08-12/11/08 (cost—$58,658,986)		58,658,986

Commercial Paper—2.2%
	Citigroup Funding, Inc.,
12,800	3.35%, 1/26/09	P-1/A-1+	12,693,504
4,700	3.60%, 1/22/09	P-1/A-1+	4,663,246
	Total Commercial Paper (cost—$17,362,347)		17,356,750

Corporate Notes—1.7%
Multi-Media—0.6%
5,000	Cablevision Systems Corp., 8.334%, 4/1/09, FRN	B2/B+	4,875,000

Paper/Paper Products—0.0%
350	Weyerhaeuser Co., 4.198%, 9/24/09, FRN	Baa2/BBB	334,495

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Telecommunications—1.1%
$2,000	Qwest Capital Funding, Inc., 7.00%, 8/3/09	B1/B+	$1,910,000
6,550	Qwest Communications International, Inc., 6.304%, 2/15/09, FRN	Ba3/B+	6,353,500
			8,263,500
	Total Corporate Notes (cost—$13,941,448)		13,472,995

Repurchase Agreements—5.1%
39,300	Deutsche Bank,
	dated 10/31/08, 0.15% due
	11/3/08. proceeds $39,300,491;
	collateralized by Fannie Mae, 4.15%,
	due 1/13/12, valued at $40,075,238
	including accrued interest (cost—$39,300,000)		39,300,000
	Total Short-Term Investments (cost—$129,262,781)		128,788,731

Contracts
OPTIONS PURCHASED (i)—0.0%
	Put Options—0.0%
	Financial Future Euro—90 day (CME),
1,120	strike price $93, expires 3/16/09	7,000
43	strike price $94, expires 3/16/09	269
	United Kingdom—90 day (LIFFE),
540	strike price $91.25, expires 12/17/08	1
500	strike price $91.375 expires 12/17/08	1
	Total Options Purchased (cost—$23,385)	7,271

	Total Investments (cost—$1,049,586,398)—100.0%	$777,960,043

Notes to Schedule of Investments:

*         Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is determined weekly on the last business day of the week that the NYSE is open for trading, generally as of close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE that day.

(a)   Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $555,681,679, representing 71.42% of total investments.

(b)   Illiquid security.

(c)   These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower.  Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on October 31, 2008.

(d)   144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered to be illiquid.

(e)   Security in default.

(f)    Fair valued—Securities with an aggregate value of $6,572,275, representing 0.84% of total investments.

(g)   Perpetual maturity security.  Maturity date shown is the first call date.  Interest rate is fixed until the first call date and variable thereafter.

(h)   All or partial amount segregated as collateral for swaps.

(i)    Non-income producing.

(j)    Issuer in default.

Glossary:

AUD—Australian Dollar

£—British Pound

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note.  The interest rate disclosed reflects the rate in effect on October 31, 2008.

LIBOR—London Inter-Bank Offered Rate

LIFFE—London International Financial Futures and Options Exchange

NR—Not Rated

Other Investments:

(1) Credit default swap contracts outstanding at October 31, 2008:

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	(Paid) by Fund	(Depreciation)
Bank of America:
Bombardier	$3,500	6/20/10	3.80%	$28,738
Dynegy Holdings	6,000	3/20/13	4.30%	(735,207)
HCA	5,000	9/20/13	4.65%	(649,065)
Las Vegas Sands	3,500	12/20/12	2.55%	(1,079,317)
LCDX 10 Index	6,300	6/20/13	3.25%	(541,130)
Williams Cos.	5,000	12/20/09	1.65%	(22,541)
Barclays Bank:
Sprint Nextel	5,500	6/20/09	7.15%	117,514
Citigroup:
Chrysler Financial	1,000	6/20/13	5.00%	(168,087)
Freescale Semiconductor	3,500	9/20/13	5.00%	(689,019)
Host Marriott	5,000	12/20/09	1.70%	(200,258)
Las Vegas Sands	2,000	12/20/12	2.55%	(616,752)
Qwest Capital Funding	18,000	3/20/13	3.40%	(2,950,236)
R.H. Donnelley	6,000	3/20/13	5.20%	(3,389,466)
Reliant Energy	5,000	12/20/09	3.20%	(292,747)
Univision Communications	4,000	3/20/12	0.97%	(1,827,400)
Credit Suisse First Boston:
Dow Jones CDX SP FBF	€7,400	6/20/11	2.90%	(935,050)
Equistar Chemicals	$5,000	12/20/09	2.25%	(574,266)
Intelsat Bermuda	7,000	3/20/10	3.21%	(275,743)
Samis	1,400	12/20/09	2.15%	(35,978)
Deutsche Bank:
Ford Motor	1,000	6/20/12	2.17%	(450,680)
Goldman Sachs:
ARAMARK	800	9/20/13	4.50%	(47,494)
Dow Jones CDX HY-9 5 Year Index 25-35%	10,000	12/20/12	3.01%	(1,763,177)
HCA	3,500	9/20/13	3.00%	(458,291)
NRG Energy	6,000	9/20/13	4.20%	(285,055)
Royal Caribbean Cruises	6,500	3/20/13	3.94%	(1,043,639)
JPMorgan Chase:
NRG Energy	5,000	12/20/09	2.20%	(21,036)
Owens Brockway	5,000	12/20/11	2.09%	84,594
Roundy’s, Inc.	1,000	9/20/11	4.00%	(40,663)
SLM	7,000	3/20/09	4.40%	(325,238)
Merrill Lynch & Co.:
AES	3,000	12/20/09	2.60%	(133,136)
Aramark	1,000	9/20/12	2.60%	(69,107)
ArvinMeritor	4,500	12/20/09	2.25%	(527,560)
Chesapeake Energy	5,000	12/20/09	1.30%	(386,228)
CMS Energy	1,500	12/20/09	1.85%	(5,205)
Delhaize America	5,000	12/20/09	1.07%	27,653
Dow Jones CDX HY-9 Index 25-35%	11,800	12/20/12	3.23%	(1,987,351)
Dow Jones CDX HY-9 Index 25-35%	29,000	12/20/12	3.51%	(4,592,655)
Dow Jones CDX HY-9 25-35%	24,000	12/20/12	3.81%	(3,542,334)
Dow Jones CDX HY-9 5 Year Index 25-35%	10,000	12/20/12	3.13%	(1,720,096)
Georgia-Pacific	6,500	3/20/13	3.75%	(805,801)
Wm. Wrigley Jr. Company	1,500	9/20/13	2.80%	(16,103)
Morgan Stanley:
Biomet	3,000	9/20/12	3.05%	(205,624)
Hanes Brands	2,000	3/20/12	0.90%	(276,608)
UBS:
LCDX 10 Index	7,800	6/20/13	3.25%	(666,070)
				$(34,092,914)

(2) Interest rate swap agreements outstanding at October 31, 2008:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Barclays Bank	$61,300	12/17/13	3-Month USD-LIBOR	4.00%	$560,945
Barclays Bank	114,700	12/17/15	3-Month USD-LIBOR	5.00%	5,318,769
Barclays Bank	14,000	12/17/38	5.00%	3-Month USD-LIBOR	(1,300,695)
Citigroup	161,900	12/17/15	3-Month USD-LIBOR	5.00%	2,648,057
Citigroup	15,500	12/17/18	5.00%	3-Month USD-LIBOR	(420,517)
Deutsche Bank	204,800	6/17/10	3-Month USD-LIBOR	4.00%	1,601,531
JPMorgan Chase	24,600	12/17/13	3-Month USD-LIBOR	4.00%	422,940
Merrill Lynch & Co.	78,400	6/17/10	3-Month USD-LIBOR	4.00%	1,283,945
Morgan Stanley	103,900	12/17/13	3-Month USD-LIBOR	4.00%	2,455,532
Morgan Stanley	36,200	12/17/18	5.00%	3-Month USD-LIBOR	(1,073,653)
Royal Bank of Scotland	291,900	6/17/10	3-Month USD-LIBOR	4.00%	4,832,215
Royal Bank of Scotland	200	12/17/13	3-Month USD-LIBOR	4.00%	4,885
Royal Bank of Scotland	61,400	12/17/15	3-Month USD-LIBOR	5.00%	1,375,429
Royal Bank of Scotland	374,300	12/17/18	5.00%	3-Month USD-LIBOR	(8,886,643)
					$8,822,740

€— Euro

LIBOR— London Inter-Bank Offered Rate

(3)  Forward foreign currency contracts outstanding at October 31, 2008:

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	October 31, 2008	(Depreciation)
Purchased:
3,870,000 Euro settling 11/5/08	$4,929,993	$4,907,137	$(22,856)
3,600,000 Euro settling 12/4/08	4,662,720	4,558,862	(103,858)
Sold:
8,193,250 Australian Dollar settling 11/6/08	5,569,608	5,404,411	165,197
120,833,000 Euro settling 12/4/08	151,931,101	153,016,955	(1,085,854)
5,341,000 British Pound settling 11/3/08	9,702,995	8,629,716	1,073,279
5,341,000 British Pound settling 12/9/08	8,715,444	8,611,063	104,381
			$130,289

The Fund received $4,200,000 principal value in U.S. Treasury Bills and $11,000,000 in cash as collateral for derivative transactions.

(4) At October 31, 2008, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Principal
Borrower	Amount
Bausch & Lomb, Inc.	$520,000
Bausch & Lomb, Inc.	(653,924)
Community Health Systems, Inc.	452,092
Community Health Systems, Inc.	(194,620)
Eastman Kodak	5,000,000
United Surgical	11,290
$5,134,838

Fair Value Measurements–Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended October 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.  The Fund utilized the following fair value techniques:  multi-dimensional relational pricing model and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at October 31, 2008 in valuing the Fund’s investments carried at value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	771,387,768	(24,919,717)
Level 3 - Significant Unobservable Inputs	6,572,275	(220,168)
Total	$777,960,043	$(25,139,885)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at October 31, 2008, were as follows:

		Other
	Investments in	Financial
	Securities	Instruments
Beginning balance, 7/31/08	$9,640,720	$(1,103,417)
Net purchases (sales) and settlements	(1,856,863)	1,024,263
Accrued discounts (premiums)	(376)	—
Total realized and unrealized gain (loss)	(1,211,206)	(141,014)
Transfers in and/or out of Level 3	—	—
Ending balance, 10/31/08	$6,572,275	$(220,168)

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 29, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 29, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 29, 2008